UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	811-4364

Exact name of registrant as specified in charter:	Voyageur Intermediate Tax Free Funds

Address of principal executive offices:	2005 Market Street
Philadelphia, PA 19103

Name and address of agent for service:	David F. Connor, Esq.
2005 Market Street
Philadelphia, PA 19103

Registrant’s telephone number, including area code:	(800) 523-1918

Date of fiscal year end:	August 31

Date of reporting period:	May 31, 2007

Item 1. Schedule of Investments (Unaudited)

Schedule of Investments (Unaudited)

Delaware Tax-Free Minnesota Intermediate Fund

May 31, 2007

	Principal
	Amount	Value
Municipal Bonds– 97.15%
Corporate-Backed Revenue Bonds – 3.31%
Laurentian Energy Authority I Cogeneration Revenue Series A 5.00% 12/1/21	$750,000	$760,628
Minneapolis Community Development Agency Supported Limited Tax Revenue Common Bond Fund
Series 4 6.20% 6/1/17 (AMT)	1,055,000	1,064,421
		1,825,049
Education Revenue Bonds – 11.86%
Minneapolis Art Center Facilities Revenue (Walker Art Center Project) 5.125% 7/1/21	2,250,000	2,326,162
Minnesota State Higher Education Facilities Authority Revenue
(Augsburg College) Series 6-J1 5.00% 5/1/28	750,000	770,693
(Macalester College) Series 6-P 4.25% 3/1/27	750,000	721,313
(University of St. Thomas) Series 5-Y 5.25% 10/1/19	1,590,000	1,686,925
St. Cloud Housing & Redevelopment Authority Revenue (State University Foundation Project) 5.00% 5/1/23	1,000,000	1,034,500
		6,539,593
Electric Revenue Bonds – 1.92%
Chaska Electric Revenue Refunding (Generating Facilities) Series A 5.25% 10/1/25	1,000,000	1,056,920
		1,056,920
Escrowed to Maturity Bonds – 2.06%
University of Minnesota Series A 5.75% 7/1/16	1,000,000	1,135,820
		1,135,820
Health Care Revenue Bonds – 24.61%
Apple Valley Economic Development Authority Health Care Revenue
(Evercare Senior Living Projects) Series A 6.00% 12/1/25	500,000	506,140
Bemidji Health Care Facilities First Meeting Revenue (North Country Health Services) 5.00% 9/1/24 (RADIAN)	500,000	511,890
Breckenridge Catholic Health Initiatives Series A 5.00% 5/1/30	500,000	511,565
Glencoe Health Care Facilities Revenue (Glencoe Regional Health Services Project) 5.00% 4/1/20	1,250,000	1,263,238
Maple Grove Health Care Facilities Revenue
(North Memorial Health Care) 5.00% 9/1/29	1,000,000	1,019,560
Maple Grove Health Care System Revenue
(Maple Grove Hospital Corporation) 5.25% 5/1/37	1,000,000	1,034,980
Minneapolis Health Care System Revenue (Allina Health Systems) Series A 5.75% 11/15/32	1,500,000	1,595,369
Minneapolis-St. Paul Housing & Redevelopment Authority Health Care System
(Health Partners Obligation Group Project) 6.00% 12/1/17	1,125,000	1,217,543
Moorhead Economic Development Authority Multifamily Housing Revenue Refunding
(Eventide Lutheran Home Project) 4.70% 6/1/18	475,000	465,058
Northfield Hospital Revenue 5.25% 11/1/21	1,000,000	1,034,110
Oakdale Elderly Housing Revenue (PHM/Oakdale Inc. Project) 5.75% 3/1/18	1,400,000	1,401,512
Sherburne County Health Care Facilities Revenue (Guardian Angel Health Services) 5.30% 10/1/26	250,000	248,695
St. Louis Park Health Care Facilities Revenue (Park Nicollet Health Services) Series B 5.50% 7/1/25	1,500,000	1,577,985
St. Paul Housing & Redevelopment Authority Hospital Revenue (Health East Project) Series B 5.85% 11/1/17	1,160,000	1,188,292
		13,575,937
Housing Revenue Bonds – 8.45%
Minneapolis Multifamily Housing Revenue Refunding (Trinity Apartments-HUD Section 8) Series A 6.75% 5/1/21	1,785,000	1,860,488
Minnesota State Housing Finance Agency
Residential Housing
Series I 5.10% 7/1/20 (AMT)	785,000	801,689
Series M 4.85% 7/1/31(AMT)	1,000,000	995,040
Single Family Mortgage Series J 5.90% 7/1/28 (AMT)	420,000	428,555
@Park Rapids Multifamily Housing Revenue (The Court Apartments Project-HUD Section 8) 6.05% 8/1/12	570,000	574,338
		4,660,110
Lease Revenue Bonds – 3.80%
Edina Housing & Redevelopment Authority Public Project Revenue (Appropriate Lease
Obligation) 5.125% 2/1/19	1,000,000	1,040,710
Hibbing Economic Development Authority Revenue (Public Project-Hibbing Lease Obligation) 6.10% 2/1/08	145,000	145,151
Virginia Housing & Redevelopment Authority Health Care Facilities (Lease Revenue) 5.25% 10/1/25	880,000	910,237
		2,096,098
Local General Obligation Bonds – 25.12%

Big Lake Independent School District #727 Series C Refunding
5.00% 2/1/16 (FSA)	1,180,000	1,224,698
5.00% 2/1/17 (FSA)	1,000,000	1,037,880
Centennial Independent School District #012 Series A
5.00% 2/1/18 (FSA)	1,000,000	1,044,080
5.00% 2/1/20 (FSA)	750,000	783,060
Dakota County Capital Improvement Series A 4.75% 2/1/17	1,000,000	1,026,320
Dakota County Community Development Agency Governmental Housing Refunding
(Senior Housing Facilities) Series A 5.00% 1/1/22	1,150,000	1,206,511
Hennepin County Series B 4.75% 12/1/14	1,000,000	1,028,450
Hopkins Independent School District #270 5.125% 2/1/17 (FGIC)	2,000,000	2,098,720
Minneapolis Tax Increment Revenue (Ivy Tower Project) 5.50% 2/1/22	415,000	419,926
Osseo Independent School District #279 Series A 5.00% 2/1/21 (FSA)	1,500,000	1,558,995
South Washington County Independent School District #833 Series B 5.00% 2/1/16 (FSA)	1,560,000	1,632,415
St. Paul Independent School District #625 Series B 5.00% 2/1/20 (FSA)	750,000	792,465
		13,853,520
§Pre-Refunded Bonds – 6.35%
Minneapolis Health Care System Revenue (Fairview Health Services) Series A 5.625% 5/15/32-12	1,750,000	1,898,015
Minnesota State Higher Education Facilities Authority Revenue (College of Art & Design Project)
Series 5-D 6.625% 5/1/20-10	1,000,000	1,073,970
Puerto Rico Commonwealth Highway & Transportation Authority Series D 5.25% 7/1/38-12	500,000	531,905
		3,503,890
Special Tax Revenue Bonds – 1.49%
Puerto Rico Commonwealth Infrastructure Financing Authority Special Revenue Series B 5.00% 7/1/46	800,000	819,512
		819,512
State General Obligation Bonds – 6.75%
Minnesota State 5.00% 8/1/21	2,550,000	2,658,146
• Puerto Rico Public Finance Corporation Commonwealth Appropriation Series A (LOC Puerto Rico
Government Development Bank) 5.75% 8/1/27	1,000,000	1,063,040
		3,721,186
Transportation Revenue Bonds – 1.43%
Minneapolis/St. Paul Metropolitan Airports Commission Series 14 5.50% 1/1/11 (AMT)	750,000	791,798
		791,798
Total Municipal Bonds (cost $52,057,825)		53,579,433
	Number of
	Shares
Short-Term Investments– 1.64%
Money Market Instrument– 0.37%
Federated Minnesota Municipal Cash Trust	205,274	205,274

	Principal
	Amount
• Variable Rate Demand Note – 1.27%
University of Minnesota Series C 3.77% 12/1/36	$700,000	700,000
Total Short-Term Investments (cost $905,274)		905,274

Total Value of Securities – 98.79%
(cost $52,963,099)		54,484,707
Receivables and Other Assets Net of Liabilities (See Notes) – 1.21%		667,233
Net Assets Applicable to 5,122,380 Shares Outstanding – 100.00%		$55,151,940

• Variable rate security. The rate shown is the rate as of May 31, 2007.
§ Pre-Refunded bonds. Municipals that are generally backed or secured by U.S. Treasury bonds. For Pre-Refunded Bonds, the stated maturity is followed by the year in which the bond is pre-refunded. See Note 4 in "Notes to Financial Statements."
@Illiquid security. At May 31, 2007, the aggregate amount of illiquid securities equals $574,338, which represented 1.04% of the Fund's net assets. See Note 4 in "Notes."

Summary of Abbreviations:
AMT – Subject to Alternative Minimum Tax
FGIC – Insured by the Financial Guaranty Insurance Company
FSA – Insured by Financial Security Assurance
HUD – Housing and Urban Development
LOC – Letter of Credit
RADIAN – Insured by Radian Asset Assurance

Notes

1. Significant Accounting Policies
The following accounting policies are in accordance with U.S. generally accepted accounting principles and are consistently followed by Voyageur Intermediate Tax-Free Funds - Delaware Tax-Free Minnesota Intermediate Fund (the Fund).

Security Valuation – Long-term debt securities are valued by an independent pricing service and such prices are believed to reflect the fair value of such securities. Short-term debt securities having less than 60 days to maturity are valued at amortized cost, which approximates market value. Open-end investment companies are valued at their published net asset value. Other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund’s Board of Trustees. In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures, aftermarket trading or significant events after local market trading (e.g., government actions or pronouncements, trading volume or volatility on markets, exchanges among dealers, or news events).

In September 2006, the Financial Accounting Standards Board (FASB) issued FASB Statement No. 157 “Fair Value Measurements” (Statement 157). Statement 157 establishes a framework for measuring fair value in generally accepted accounting principles, clarifies the definition of fair value within that framework, and expands disclosures about the use of fair value measurements. Statement 157 is intended to increase consistency and comparability among fair value estimates used in financial reporting. Statement 157 is effective for fiscal years beginning after November 15, 2007. Management does not expect the adoption of Statement 157 to have an impact on the amounts reported in the financial statements.

Federal Income Taxes – The Fund intends to continue to qualify for federal income tax purposes as a regulated investment company and make the requisite distributions to shareholders. Accordingly, no provision for federal income taxes has been made in the financial statements.

On July 13, 2006, the FASB released FASB Interpretation No. 48 "Accounting for Uncertainty in Income Taxes" (FIN 48). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented, and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Adoption of FIN 48 is required for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date. Recent SEC guidance allows implementing FIN 48 in the Fund’s net asset value calculations as late as the Fund's last net asset value calculation in the first required financial statement reporting period. As a result, the Fund will incorporate FIN 48 in its semiannual report on February 29, 2008. Although the Fund's tax positions are currently being evaluated, management does not expect the adoption of FIN 48 to have a material impact on the Fund's financial statements.

Class Accounting – Investment income and common expenses are allocated to the classes of the Fund on the basis of “settled shares” of each class in relation to the net assets of the Fund. Realized and unrealized gain (loss) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Use of Estimates – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other – Expenses directly attributable to the Fund are charged directly to the Fund. Other expenses common to various funds within the Delaware Investments® Family of Funds are generally allocated amongst such funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Interest income is recorded on the accrual basis. Discounts and premiums are amortized to interest income over the lives of the respective securities. The Fund declares dividends daily from net investment income and pays such dividends monthly and declares and pays distributions from net realized gain on investments, if any, annually.

2. Investments
At May 31, 2007, the cost of investments for federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. At May 31, 2007, the cost of investments and unrealized appreciation (depreciation) for the Fund were as follows:

Cost of investments	$52,963,099
Aggregate unrealized appreciation	1,607,197
Aggregate unrealized depreciation	(85,589)
Net unrealized appreciation	$1,521,608

For federal income tax purposes, at August 31, 2006, capital loss carryforwards of $1,356,875 may be carried forward and applied against future capital gains. Such capital loss carryforwards expire as follows: $1,024,839 expires in 2009; $4,037 expires in 2010; $246,659 expires in 2011; and $81,340 expires in 2014.

3. Inverse Floaters
The Fund may participate in inverse floater programs where it transfers its own bonds to a trust that issues floating rate securities and inverse floating rate securities (inverse floaters) with an aggregate principal amount equal to the principal of the transferred bonds. The inverse floaters received by the Fund are derivative tax-exempt obligations with floating or variable interest rates that move in the opposite direction of short-term interest rates, usually at an accelerated speed. Consequently, the market values of the inverse floaters will generally be more volatile than other tax-exempt investments. The Fund typically uses inverse floaters to adjust the duration of its portfolio. Duration measures a portfolio's sensitivity to changes in interest rates. By holding inverse floaters with a different duration than the underlying bonds that the Fund transferred to the trust, the Fund seeks to adjust its portfolio's sensitivity to changes in interest rates. The Fund may also invest in inverse floaters to add additional income to the Fund or to adjust the Fund's exposure to a specific segment of the yield curve. The Fund currently does not have any investments in inverse floaters.

Previously, the Fund treated this transaction as a sale of the bonds and as a purchase of the inverse floating rate securities. Under Statement of Financial Accounting Standards No. 140, Accounting for Transfers and Servicing of Financial Assets and Extinguishments of Liabilities (FAS 140), the transfer of the bonds is not considered a sale, but rather a form of financing for accounting purposes.

4. Credit and Market Risk
The Fund concentrates its investments in securities issued by municipalities, mainly in Minnesota. The value of these investments may be adversely affected by new legislation within the state, regional or local economic conditions, and differing levels of supply and demand for municipal bonds. Many municipalities insure repayment for their obligations. Although bond insurance reduces the risk of loss due to default by an issuer, such bonds remain subject to the risk that value may fluctuate for other reasons and there is no assurance that the insurance company will meet its obligations. These securities have been identified in the Schedule of Investments.

The Fund may invest in advanced refunded bonds, escrow secured bonds or defeased bonds. Under current federal tax laws and regulations, state and local government borrowers are permitted to refinance outstanding bonds by issuing new bonds. The issuer refinances the outstanding debt to either reduce interest costs or to remove or alter restrictive covenants imposed by the bonds being refinanced. A refunding transaction where the municipal securities are being refunded within 90 days from the issuance of the refunding issue is known as a "current refunding." “Advance refunded bonds” are bonds in which the refunded bond issue remains outstanding for more than 90 days following the issuance of the refunding issue. In an advance refunding, the issuer will use the proceeds of a new bond issue to purchase high grade interest bearing debt securities which are then deposited in an irrevocable escrow account held by an escrow agent to secure all future payments of principal and interest and bond premium of the advance refunded bond. Bonds are "escrowed to maturity" when the proceeds of the refunding issue are deposited in an escrow account for investment sufficient to pay all of the principal and interest on the original interest payment and maturity dates.

Bonds are considered "pre-refunded" when the refunding issue's proceeds are escrowed only until a permitted call date or dates on the refunded issue with the refunded issue being redeemed at the time, including any required premium. Bonds become "defeased" when the rights and interests of the bondholders and of their lien on the pledged revenues or other security under the terms of the bond contract are substituted with an alternative source of revenues (the escrow securities) sufficient to meet payments of principal and interest to maturity or to the first call dates. Escrowed secured bonds will often receive a rating of AAA from Moody's Investors Service, Inc., Standard & Poor’s Ratings Group, and/or Fitch Ratings due to the strong credit quality of the escrow securities and the irrevocable nature of the escrow deposit agreement.

The Fund may invest up to 15% of its total assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Fund’s Board of Trustees has delegated to Delaware Management Company, a series of Delaware Management Business Trust, the day-to-day functions of determining whether individual securities are liquid for purposes of the Fund’s limitation on investments in illiquid assets. At May 31, 2007, there were no Rule 144A securities. Illiquid securities have been identified on the Schedule of Investments.

5. Termination of New Purchases of Class B Shares
As of the close of business on May 31, 2007, each fund in the Delaware Investments® Family of Funds no longer accepts new or subsequent investments in Class B shares of the funds, other than a reinvestment of dividends or capital gains or permitted exchanges. Existing shareholders of Class B shares may continue to hold their Class B shares, reinvest dividends into Class B shares, and exchange their Class B shares of one Delaware Investments® Fund for Class B shares of another Fund, as permitted by existing exchange privileges. Existing Class B shareholders wishing to make subsequent purchases in a Fund's shares will be permitted to invest in other classes of the Fund, subject to that class’ pricing structure and eligibility requirements, if any.

For Class B shares outstanding as of May 31, 2007 and Class B shares acquired upon reinvestment of dividends or capital gains, all Class B share attributes, including the contingent deferred sales charge (CDSC) schedules, conversion to Class A schedule, and distribution and service (12b-1) fees, will continue in their current form. However, as of the close of business on May 31, 2007, reinvestment of redeemed shares with respect to Class B shares (which, as described in the prospectus, permits you to reinvest within 12 months of selling your shares and have any CDSC you paid on such shares credited back to your account) has been discontinued. In addition, because the Fund's or its distributor’s ability to assess certain sales charges and fees is dependent on the sale of new shares, the termination of new purchases of Class B shares could ultimately lead to the elimination and/or reduction of such sales charges and fees. The Fund may not be able to provide shareholders with advance notice of the reduction in these sales charges and fees. You will be notified via a Prospectus Supplement if there are any changes to any attributes, sales charges, or fees.

 Item 2. Controls and Procedures.

     The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of the filing of this report and have concluded that they are effective in providing reasonable assurance that the information required to be disclosed by the registrant in its reports or statements filed under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the rules and forms of the Securities and Exchange Commission.

     There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter (the registrant’s second fiscal half-year in the case of an annual report) that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

     File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)), exactly as set forth below: